Share-Based Payments	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Share-based payments

14. Share-based payments

Share-based payments charge

For the six months ended June 30, 2022, the Group recognized a share-based payment charge of £35.1 million in the statement of profit or loss (six months June 30, 2021: £12.7 million).

The following options were granted during the six months ended June 30, 2022:

Scheme	Number	Grant date	Expiry date
Incentive Equity Plan	1,850,886	01/01/2022	01/01/2032
Incentive Equity Plan	1,191,300	01/04/2022	01/04/2032
SAYE scheme	1,496,903	26/01/2022	31/08/2025

Employee share option fair value assessment

The following information is relevant in the determination of fair value of the employee share options granted during the six months ended June 30, 2022:

	Incentive Equity Plan		SAYE scheme

Exercise price	£	nil	£3.60
Expected volatility		N/A	53.4%
Dividend yield		Nil	Nil
Risk free interest rate		N/A	1.15%
Fair value per share[1]		£2.13 - £4.46	£0.73

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.

The number of options outstanding as at June 30, 2022 was 63,138,049 (December 31, 2021: 74,262,739).